Cover	Oct. 13, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-41655
Entity Registrant Name	NioCorp Developments Ltd.
Entity Central Index Key	0001512228
Entity Tax Identification Number	98-1262185
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	7000 South Yosemite Street
Entity Address, Address Line Two	Suite 115
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	(720)
Local Phone Number	334-7066
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Shares, without par value
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	NB
Security Exchange Name	NASDAQ
Warrants, each exercisable for 1.11829212 Common Shares
Title of 12(b) Security	Warrants, each exercisable for 1.11829212 Common Shares
Trading Symbol	NIOBW
Security Exchange Name	NASDAQ
Common Share Purchase Rights
Title of 12(b) Security	Common Share Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NASDAQ